Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Advances for vessels under construction and acquisitions

For the years ended December 31, 2017 and 2018, the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2016	55,785,801
Advances for vessels under construction and acquisitions	57,805,820
Capitalized interest	813,423
Capitalized expenses	2,475,138
Vessels delivered	(55,302,364)

Balance, December 31, 2017	61,577,818
Advances for vessels under construction and acquisitions	102,597,821
Capitalized expenses	5,155,821
Vessels delivered	(169,331,460)

Balance, December 31, 2018	—